Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Standby Letter Of Credit
Staff costs	$ 28,009	$ 31,380	$ 34,158
Depreciation of property, plant and equipment	1,338	2,151	2,724
Depreciation of right-of-use assets	8,676
Amortisation of acquired intangibles	589	231	306
Impairment of tangible assets (see note 15)	491	281
Impairment of intangible assets (see note 17)	8,413	7,892	1,914
Loss on disposal of property, plant and equipment	322	232	362
Transaction expenses	9,597	9,267	3,322
Operating lease rentals - land and buildings		9,236	10,021
Operating lease rentals - other		524	786
Gain on sale of intangible assets	(906)
Contract termination	4,696
Auditor's remuneration	$ 679	$ 1,050	$ 513